Shares issued and treasury shares held; Conditional share capital	12 Months Ended
Dec. 31, 2019
Disclosure Of Classes Of Share Capital [Line Items]
Disclosure of shares issued, treasury shares held and conditional share capital
UBS Group AG shares issued and treasury shares held
Number of shares	2019	2018

Shares issued
Balance at the beginning of the year	3,855,634,749	3,853,096,603
Issuance of shares	3,420,646	2,538,146
Balance at the end of the year	3,859,055,395	3,855,634,749

Treasury shares
Balance at the beginning of the year	166,467,802	132,301,550
Acquisitions	146,876,692	103,979,927
Disposals	(70,323,198)	(69,813,675)
Balance at the end of the year	243,021,296	166,467,802

Conditional share capital

As of 31 December 2019, a maximum of CHF 12,170,583, represented by 121,705,830 fully paid registered shares with a par value of CHF 0.10 each, was available to be issued to fund UBS’s employee share option programs.

Additional conditional capital up to a maximum of CHF 38,000,000, represented by up to 380,000,000 fully paid registered shares with a nominal value of CHF 0.10 each, was available as of 31 December 2019 for conversion rights and warrants granted in connection with the issuance of bonds or similar financial instruments.

Authorized share capital

UBS Group AG had no authorized capital available to issue on 31 December 2019.

Share repurchase program

UBS has an active share repurchase program to buy back up to CHF 2 billion of its own shares over the three-year period starting from March 2018. Under this program, UBS purchased 69 million shares totaling USD 806 million in 2019 (2018: 48 million shares totaling USD 762 million).

UBS AG
Disclosure Of Classes Of Share Capital [Line Items]
Disclosure of shares issued, treasury shares held and conditional share capital

UBS AG shares issued

As of 31 December 2019, shares issued by UBS AG totaled 3,858,408,466 (31 December 2018: 3,858,408,466 shares) and were entirely held by UBS Group AG.

Conditional share capital

Conditional capital up to a maximum of CHF 38,000,000, represented by up to 380,000,000 fully paid registered shares with a nominal value of CHF 0.10 each, was available as of 31 December 2019 for conversion rights and warrants granted in connection with the issuance of bonds or similar financial instruments.

Authorized share capital

UBS AG had no authorized capital available to issue on 31 December 2019.